Vessels and other fixed assets, net - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Star Ypsilon [Member]	Mar. 09, 2012 Star Ypsilon [Member]
Property Plant and Equipment [Line Items]
Delivery date			Mar. 09, 2012
Metric tons of fuel oil				667
Contracted price				$ 9,126
Address commission			3.00%
Brokerage commission			1.00%
Carrying amount of vessel	608,102			11,152
Loss on sale of vessel	$ (3,164)	$ 0	$ (3,164)